As filed with the Securities and Exchange Commission on February 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.2%
	Beverage - 3.6%
468,480	Coca-Cola Co.	$26,703,360
	Chemicals - Specialty - 1.8%
160,360	Praxair, Inc.	12,878,512
	Computer Hardware - 12.6%
155,650	Apple Inc.*	32,820,359
600,190	Hewlett Packard Co.	30,915,787
218,930	International Business Machines Corp.	28,657,937
		92,394,083
	Computer Software - Enterprise - 2.5%
250,500	BMC Software, Inc.*	10,045,050
193,840	Citrix Systems Inc.*	8,065,682
		18,110,732
	Computer Software - Desktop/Small Business - 7.1%
518,660	Adobe Systems Inc.*	19,076,315
1,080,910	Microsoft Corp.	32,956,946
		52,033,261
	Computer - Storage - 7.8%
1,642,920	EMC Corp.*	28,701,812
817,470	NetApp, Inc.*	28,112,793
		56,814,605
	Conglomerates - 1.8%
160,000	3M Co.	13,227,200
	Defense - 2.4%
311,800	Rockwell Collins, Inc.	17,261,248
	Drugs - Generic - 1.6%
74,500	Hospira Inc.*	3,799,500
145,920	Teva Pharmaceutical Industries Ltd. - ADR	8,197,786
		11,997,286
	Drugs - Proprietary - 2.4%
279,000	Allergan, Inc.	17,579,790
	Energy/Oil Service - 1.6%
262,200	National-Oilwell Varco Inc.*	11,560,398
	Financial/Information Services - 6.8%
62,080	MasterCard Inc - Class A	15,891,238
390,180	Visa Inc. - Class A	34,125,143
		50,016,381
	Footwear - 2.3%
256,600	NIKE, Inc. - Class B	16,953,562
	Health Care Distribution - 2.3%
272,560	McKesson Corp.	17,035,000
	Health Care Products - 4.8%
113,800	Alcon, Inc.+	18,703,030
312,370	Life Technologies Corp.*	16,315,085
		35,018,115
	Health Care Services - 4.3%
94,900	Express Scripts, Inc.*	8,204,105
363,390	Medco Health Solutions, Inc.*	23,224,255
		31,428,360
	Household Products - 2.5%
223,700	Colgate-Palmolive Co.	18,376,955
	Internet Retail - 3.5%
1,083,710	eBay Inc.*	25,510,533
	Internet Software & Services - 4.6%
54,400	Google Inc. - Class A*	33,726,912
	Metals - Precious - 4.2%
583,970	Barrick Gold Corp.+	22,996,739
687,700	Yamana Gold Inc.+	7,826,026
		30,822,765
	Restaurants - 4.6%
1,450,860	Starbucks Corp.*	33,456,832
	Retail - Discount - 4.4%
878,500	TJX Companies, Inc.	32,109,175
	Retail - Drug Stores - 2.9%
574,400	Walgreen Co.	21,091,968
	Retail - Department Store - 0.4%
60,550	Kohl's Corp.*	3,265,461
	Service Companies - 2.2%
347,900	Cognizant Technology Solutions - Class A*	15,759,870
	Wireless Telecommunications - 2.2%
343,800	America Movil SAB de C.V. - ADR	16,151,724

	TOTAL COMMON STOCKS (Cost $606,318,801)	711,284,088

	SHORT-TERM INVESTMENTS - 2.6%
19,166,305	Federated Treasury Cash Series II Fund - Cash II Shares, 0.01%#	19,166,305
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,166,305)	19,166,305
	Total Investments in Securities (Cost $625,485,106) - 99.8%	730,450,393
	Other Assets in Excess of Liabilities - 0.2%	1,592,491
	NET ASSETS - 100.0%	$732,042,884

ADR - American Depositary Receipt
* Non-income producing security.
+U.S. traded security of a foreign issuer.
# Rate shown is the 7-day yield as of December 31, 2009.

The cost basis of investments for federal tax purposes at December 31, 2009 was as follows**:

Cost of investments	$608,542,906
Gross unrealized appreciation	$125,042,335
Gross unrealized depreciation	(3,134,848)
Net unrealized appreciation	$121,907,487

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$111,295,563	$—	$—	$111,295,563
Consumer Staples	66,172,283	—	—	66,172,283
Energy	11,560,398	—	—	11,560,398
Financials	50,016,381	—	—	50,016,381
Health Care	113,058,551	—	—	113,058,551
Industrials	30,488,448	—	—	30,488,448
Information Technology	268,839,464	—	—	268,839,464
Materials	43,701,276	—	—	43,701,276
Telecommunication Services	16,151,724	—	—	16,151,724
Total Equity	711,284,088	—	—	711,284,088
Short-Term Investments	19,166,305	—	—	19,166,305
Total Investments in Securities	$730,450,393	$—	$—	$730,450,393

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.2%
	Apparel - 2.0%
3,800	VF Corp.	$278,312
	Chemicals - Specialty - 4.5%
5,800	Airgas, Inc.	276,080
8,300	Ecolab Inc.	370,014
		646,094
	Computer - Networking - 1.0%
5,100	Blue Coat Systems Inc.*	145,554
	Computer Software - Enterprise - 12.1%
9,500	BMC Software, Inc.*	380,950
12,800	Citrix Systems, Inc.*	532,608
10,500	Solera Holdings, Inc.	378,105
9,700	Sybase, Inc.*	420,980
		1,712,643
	Computer - Storage - 7.6%
20,600	Informatica Corp.*	532,716
16,000	NetApp Inc.*	550,240
		1,082,956
	Defense - 2.0%
5,200	Rockwell Collins, Inc.	287,872
	Drugs - Generic - 7.2%
4,300	Hospira, Inc.*	219,300
24,500	Mylan, Inc.*	451,535
8,700	Perrigo Co.	346,608
		1,017,443
	Electronics - 3.5%
10,700	Amphenol Corp. - Class A	494,126
	Energy/Oil & Gas Drilling - 1.5%
5,800	Atwood Oceanics, Inc.*	207,930
	Energy/Oil Service - 4.1%
13,800	Cameron International Corp.*	576,840
	Financial/Information Services - 4.6%
6,800	Global Payments Inc.	366,248
8,900	Wright Express Corp.*	283,554
		649,802
	Food - 1.5%
3,500	J. M. Smucker Co.	216,125
	Footwear - 1.5%
8,000	Wolverine World Wide, Inc.	217,760
	Gaming and Lodging - 1.6%
5,600	WMS Industries Inc.*	224,000
	Health Care Distribution - 2.8%
15,100	AmerisourceBergen Corp.	393,657
	Health Care Products - 3.0%
8,200	Life Technologies Corp.*	428,286
	Health Care Services - 4.1%
8,100	Catalyst Health Solutions, Inc.*	295,407
4,700	MEDNEX, Inc.*	282,517
		577,924
	Industrial Distributors - 2.0%
2,900	W.W. Grainger, Inc.	280,807
	Information Services - 1.3%
9,500	Tyler Technologies, Inc.*	189,145
	Internet Retail - 5.4%
3,500	priceline.com, Inc.*	764,750
	Luxury Goods - 1.5%
6,200	Fossil, Inc.*	208,072
	Medical Products - 2.8%
4,600	Edwards Lifesciences Corp.*	399,510
	Metals - Precious - 2.5%
31,000	Yamana Gold Inc.+	352,780
	Personal Care - 3.0%
14,600	Alberto-Culver Co.	427,634
	Restaurants - 1.8%
3,800	Panera Bread Co. - Class A*	254,486
	Retail - Discount - 4.7%
7,000	Ross Stores, Inc.	298,970
10,200	TJX Companies, Inc.	372,810
		671,780
	Retail - Specialty - 2.0%
5,500	Tractor Supply Co.*	291,280
	Service Companies - 2.0%
4,900	VistaPrint NV+*	277,634
	Utilities - Electric/Gas - 2.6%
7,900	Energen Corp.	369,720
	TOTAL COMMON STOCKS (Cost $10,859,528)	13,644,922

	SHORT-TERM INVESTMENTS - 4.4%
626,849	Federated Treasury Cash Series II Fund - Cash II Shares, 0.01%#	626,849
	TOTAL SHORT-TERM INVESTMENTS (Cost $626,849)	626,849
	Total Investments in Securities (Cost $11,486,377) - 100.6%	14,271,771
	Liabilities in Excess of Other Assets - (0.6%)	(83,868)
	NET ASSETS - 100.0%	$14,187,903

* Non-income producing security.
+U.S. traded security of a foreign issuer.
# Rate shown is the 7-day yield as of December 31, 2009.

The cost basis of investments for federal tax purposes at December 31, 2009 was as follows**:

Cost of investments	$11,486,377
Gross unrealized appreciation	$2,837,942
Gross unrealized depreciation	(52,548)
Net unrealized appreciation	$2,785,394

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$2,910,440	$—	$—	$2,910,440
Consumer Staples	643,759	—	—	643,759
Energy	784,770	—	—	784,770
Financials	649,802	—	—	649,802
Health Care	2,816,820	—	—	2,816,820
Industrials	568,679	—	—	568,679
Information Technology	3,902,058	—	—	3,902,058
Materials	998,874	—	—	998,874
Utilities	369,720	—	—	369,720
Total Equity	13,644,922	—	—	13,644,922
Short-Term Investments	626,849	—	—	626,849
Total Investments in Securities	$14,271,771	$—	$—	$14,271,771

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   2/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/16/2010

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   2/16/2010

* Print the name and title of each signing officer under his or her signature.